UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
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           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ David O Connor          New York, New York            11/13/09
------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:           32
                                               -------------

Form 13F Information Table Value Total:          749,259
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           Name of           Title of         Value  Shrs of    SH/   PUT/ Investm Other
            Issuer            Class   CUSIP  (x1000)  PRN AMT  PRN   CALL  DiscretManagersSole Shared

ACADIA REALTY TRUST          COM     00423910    6429   426600             Sole           Sole
AMB PROPERTY CORP            COM     00613T10   83996  3659938             Sole           Sole
AVATAR HOLDINGS INC          COM     05349410    4750   250000             Sole           Sole
CAMDEN PROPERTY TRUST        COM     13313110   73757  1830200             Sole           Sole
CAPITAL SENIOR LIVING CORP   COM     14047510    7052  1156005             Sole           Sole
CAPITAL LEASE FUNDING INC    COM     14028810   10606  2631644             Sole           Sole
COGDELL SPENCER INC          COM     19238U10   10600  2208300             Sole           Sole
COUSINS PPTYS INC            COM     22279510   15407  1860775             Sole           Sole
DCT INDUSTRIAL TRUST INC     COM     23315310   12569  2459741             Sole           Sole
DIAMONDROCK HOSPITALITY      COM     25278430    4771   589000             Sole           Sole
ENTERTAINMENT PROPERTIES TRUSPFD     29380T40    7807   505000             Sole           Sole
EXTRA SPACE STORAGE INC.     COM     30225T10    6956   659308             Sole           Sole
GLIMCHER REALTY TRUST        COM     37930210    1950   531400             Sole           Sole
HFF, INC                     COM     40418F10   10737  1576633             Sole           Sole
HIGHWOODS PROPERTIES INC     COM     43128410   43583  1385800             Sole           Sole
HOST HOTELS & RESORTS INC    COM     44107P10   17690  1503000             Sole           Sole
ING CLARION GBL REAL ESTATE  COM     44982G10    7656  1176049             Sole           Sole
ISHARES DJ US REAL ESTATE INDCOM     46428773   19748   462800             Sole           Sole
KILROY REALTY CORP           COM     49427F10    1207    43500             Sole           Sole
LIBERTY PROPERTY TRUST SBI   COM     53117210   39688  1220047             Sole           Sole
MACK-CALI REALTY CORP        COM     55448910   41906  1296209             Sole           Sole
POST PROPERTIES INC          COM     73746410   70928  3940424             Sole           Sole
PROSHARES ULTRASHORT 20 YEAR COM     74347R29   21781   494900             Sole           Sole
REIS, INC                    COM     75936P10    2863   527300             Sole           Sole
STARWOOD PROPERTY TRUST      COM     85571B10   41089  2029100             Sole           Sole
STRATEGIC HOTELS AND RESORTS COM     86272T10   14742  5691750             Sole           Sole
STRATUS PPTYS INC            COM     86316720    3866   470836             Sole           Sole
SUNRISE SENIOR LIVING INC    COM     86768K10   12764  4212620             Sole           Sole
SUNSTONE HOTEL INVESTORS INC SHO     86789210    2851   401500             Sole           Sole
THOMAS PROPERTY GROUP        COM     88445310   12066  4175200             Sole           Sole
VENTAS INC                   COM     92276F10   62112  1613300             Sole           Sole
VORNADO REALTY TRUST         COM     92904210   75333  1169592             Sole           Sole
